PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following as of June 30, 2021 and March 31, 2021:

	June 30, 2021	March 31, 2021
Production plant	$72,687	$71,642
Motor vehicles	1,099,061	1,020,893
Office equipment	50,673	14,073
	1,222,421	1,106,608
Less: accumulated depreciation	(346,590)	(312,631)
Plant and equipment, net	$875,831	$793,977

Depreciation expense for the three months ended June 30, 2021 and 2020 was $29,389 and $23,473, respectively.

9.	PLANT AND EQUIPMENT

Plant and equipment consists of the following as of March 31, 2021 and 2020:

	2021	2020
Production plant	$71,642	$67,247
Motor vehicles	1,020,893	868,743
Office equipment	14,073	19,471
	1,106,608	955,461
Less: accumulated depreciation	(312,631)	(370,442)
Plant and equipment, net	$793,977	$585,019

Depreciation expense for the years ended March 31, 2021 and 2020 was $101,014 and $114,391, respectively.